Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Participant-directed brokerage accounts	$ 113,362,614	$ 96,104,203
Corteva common stock	110,555,947	104,387,543
Total investments at fair value	223,918,561	200,491,746
Plan interest in Corteva Agriscience Defined Contribution Plan Master Trust	7,122,566,117	6,850,106,549
Participant contributions	0	143,028
Employer contributions	34,719,048	34,312,598
Notes receivable from participants	23,419,137	23,400,089
Total receivables	58,138,185	57,855,715
Cash	1,865,495	4,988,328
Total assets	7,406,488,358	7,113,442,338
Accrued expenses	55,630	54,070
Net assets available for benefits	$ 7,406,432,728	$ 7,113,388,268